Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 113,663	€ 110,995	€ 76,454
FINANCIAL ASSETS HELD FOR TRADING	92,879	125,458	148,187
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	10,730
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	57,460	34,782	31,609
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	121,091
FINANCIAL ASSETS AVAILABLE-FOR-SALE:		133,271	116,774
FINANCIAL ASSETS AT AMORTIZED COST	946,099
LOANS AND RECEIVABLES		903,013	840,004
INVESTMENTS HELD-TO-MATURITY		13,491	14,468
HEDGING DERIVATIVES, ASSETS	8,607	8,537	10,377
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,088	1,287	1,481
INVESTMENTS	7,588	6,184	4,836
Joint ventures entities	979	1,987	1,594
Associated companies	6,609	4,197	3,242
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	324	341	331
TANGIBLE ASSETS	26,157	22,974	23,286
Property, plant and equipment:	24,594	20,650	20,770
Investment property:	1,563	2,324	2,516
INTANGIBLE ASSETS	28,560	28,683	29,421
Goodwill	25,466	25,769	26,724
Other intangible assets	3,094	2,914	2,697
TAX ASSETS	30,251	30,243	27,678
Current tax assets	6,993	7,033	6,414
Deferred tax assets	23,258	23,210	21,264
OTHER ASSETS	9,348	9,766	8,447
Insurance contracts linked to pensions	210	239	269
Inventories	147	1,964	1,116
Other	8,991	7,563	7,062
NON-CURRENT ASSETS HELD FOR SALE	5,426	15,280	5,772
TOTAL ASSETS	1,459,271	1,444,305	1,339,125
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	70,343	107,624	108,765
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	68,058	59,616	40,263
FINANCIAL LIABILITIES AT AMORTIZED COST	1,171,630	1,126,069	1,044,240
HEDGING DERIVATIVES, LIABILITIES	6,363	8,044	8,156
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	303	330	448
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	765	1,117	652
PROVISIONS	13,225	14,489	14,459
TAX LIABILITIES	8,135	7,592	8,373
Current tax liabilities	2,567	2,755	2,679
Deferred tax liabilities	5,568	4,837	5,694
OTHER LIABILITIES	13,088	12,591	11,070
TOTAL LIABILITIES	1,351,910	1,337,472	1,236,426
SHAREHOLDERS' EQUITY	118,613	116,265	105,977
CAPITAL	8,118	8,068	7,291
SHARE PREMIUM	50,993	51,053	44,912
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	565	525
OTHER EQUITY	234	216	240
ACCUMULATED RETAINED EARNINGS	56,756	53,437	49,953
OTHER RESERVES	(3,567)	(1,602)	(949)
Reserves or accumulated losses in joint ventures investments	917	724	466
Other reserve components	(4,484)	(2,326)	(1,415)
(-) OWN SHARES	(59)	(22)	(7)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	7,810	6,619	6,204
(-) INTERIM DIVIDENDS	(2,237)	(2,029)	(1,667)
OTHER ACCUMULATED COMPREHENSIVE INCOME	(22,141)	(21,776)	(15,039)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS:	(2,936)	(4,034)	(3,933)
Actuarial gains or losses on defined benefit pension plans	(3,609)	(4,033)	(3,931)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	1	(1)	(2)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(19,205)	(17,742)	(11,106)
Hedge of net investments in foreign operations (effective portion)	(4,312)	(4,311)	(4,925)
Exchange differences	(15,730)	(15,430)	(8,070)
Hedging derivatives. Cash flow hedges (effective portion)	277	152	469
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	828
Financial assets available-for-sale		2,068	1,571
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, may be reclassified	(268)	(221)	(151)
NON-CONTROLLING INTEREST	10,889	12,344	11,761
Other comprehensive income	(1,292)	(1,436)	(853)
Other items	12,181	13,780	12,614
TOTAL EQUITY	107,361	106,833	102,699
TOTAL LIABILITIES AND EQUITY	1,459,271	1,444,305	1,339,125
Provision for pensions and other employment defined benefit obligations
LIABILITIES AND EQUITY
PROVISIONS	5,558	6,345	6,576
Provision for other long term employee benefits
LIABILITIES AND EQUITY
PROVISIONS	1,239	1,686	1,712
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
PROVISIONS	3,174	3,181	2,994
Provision for contingent liabilities and commitments
LIABILITIES AND EQUITY
PROVISIONS	779	617	459
Other provisions member
LIABILITIES AND EQUITY
PROVISIONS	2,475	2,660	2,718
For own use
ASSETS
Property, plant and equipment:	8,150	8,279	7,860
Leased out under an operating lease
ASSETS
Property, plant and equipment:	16,444	12,371	12,910
Investment property:	1,195	1,332	1,567
Derivatives
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	55,341	57,892	74,369
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	15,002	20,979	23,005
Deposits
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		28,753	11,391
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	65,304	55,971	37,472
FINANCIAL LIABILITIES AT AMORTIZED COST	903,101	883,320	791,646
Deposits - Central banks
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		282	1,351
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	14,816	8,860	9,112
FINANCIAL LIABILITIES AT AMORTIZED COST	72,523	71,414	44,112
Deposits - Credit institutions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		292	44
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	10,891	18,166	5,015
FINANCIAL LIABILITIES AT AMORTIZED COST	89,679	91,300	89,764
Deposits - Customers
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		28,179	9,996
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	39,597	28,945	23,345
FINANCIAL LIABILITIES AT AMORTIZED COST	740,899	720,606	657,770
Marketable debt securities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,305	3,056	2,791
FINANCIAL LIABILITIES AT AMORTIZED COST	244,314	214,910	226,078
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	449	589
FINANCIAL LIABILITIES AT AMORTIZED COST	24,215	27,839	26,516
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	55,939	57,243	72,043
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	8,938	21,353	14,497
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	3,260
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:		933	546
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,671
FINANCIAL ASSETS AVAILABLE-FOR-SALE:		4,790	5,487
LIABILITIES AND EQUITY
Financial assets available-for-sale		914	1,148
Debt instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	27,800	36,351	48,922
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,587
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	3,222	3,485	3,398
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	116,819
FINANCIAL ASSETS AVAILABLE-FOR-SALE:	118,420	128,481	111,287
FINANCIAL ASSETS AT AMORTIZED COST	37,696
LOANS AND RECEIVABLES		17,543	13,237
INVESTMENTS HELD-TO-MATURITY		13,491	14,468
LIABILITIES AND EQUITY
Financial assets available-for-sale	831	1,154	423
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	202	10,511	12,725
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,883
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	54,238	30,364	27,665
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,601
FINANCIAL ASSETS AT AMORTIZED COST	908,403
LOANS AND RECEIVABLES		885,470	826,767
Loans and advances - Central banks
ASSETS
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	9,226
FINANCIAL ASSETS AT AMORTIZED COST	15,601
LOANS AND RECEIVABLES		26,278	27,973
Loans and advances - Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING		1,696	3,221
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	2
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	23,097	9,889	10,069
FINANCIAL ASSETS AT AMORTIZED COST	35,480
LOANS AND RECEIVABLES		39,567	35,424
Loans and advances - Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	202	8,815	9,504
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,881
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	21,915	20,475	17,596
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,601
FINANCIAL ASSETS AT AMORTIZED COST	€ 857,322
LOANS AND RECEIVABLES		€ 819,625	€ 763,370